ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Acquisitions

3.  ACQUISITIONS

The Company formed Blackbox Technologies and Systems LLC in September 10, 2020. Blackbox Technologies and Systems LLC has been renamed Blackbox Systems and Technologies LLC. The Company acquired all of Marc Kasabasic and Hank Pielack’s aeroponic system process, procedures, and all associated intellectual property and know how. The Blackbox project consists of environmental growth chambers for the cultivation of large cannabis flowering plants based on aeroponic technology. The Company has a 51% equity interest in Blackbox Technologies and Systems. LLC. The address of Blackbox Technologies and Systems is 8 The Green Suite 4000, Dover, DE 19901. Blackbox Technologies and Systems can be contacted at info@blackboxsystemsllc.com.

The Company also purchased a website and business currently selling CBD topicals and rubs under the name “Highly Relaxing”. Hero Technologies will retain the owner on a consulting basis to create and continue the manufacture of the topical rub for the Company and to continue operations. In exchange, the seller will receive 100,000 common shares for these services and $2.00 per topical can of rub sold. This is currently recorded as a stock payable at fair value of $4,350  at a stock price of $0.0435 on the agreement date.

	Shares	Fair Value

Initial shares. $0.0435	2,500,000	108,750
Earnout shares:
Belize contract	1,400,000	2,713
Online payment system	300,000	12,927
EBITDA	800,000	20,907

Total consideration		145,297

Assets Acquired:
Inventory		72,686
Equipment		6,030
Trademarks		37,700
Customer base		23,000
Goodwill		5,881
Total assets acquired		145,297

The Company impaired $5,881 of goodwill associated to Veteran Hemp Co. in 2021 since it was determined that the emphasis is on current and future growth under Hero Technologies Inc.

3. ACQUISITIONS

3. ACQUISITIONS

The Company formed Blackbox Technologies and Systems LLC in September 10, 2020. Blackbox Technologies and Systems LLC has been renamed Blackbox Systems and Technologies LLC. The Company acquired all of Marc Kasabasic and Hank Pielack’s aeroponic system process, procedures, and all associated intellectual property and know how. The Blackbox project consists of environmental growth chambers for the cultivation of large cannabis flowering plants based on aeroponic technology. The Company has a 51% equity interest in Blackbox Technologies and Systems. LLC. The address of Blackbox Technologies and Systems is 8 The Green Suite 4000, Dover, DE 19901. Blackbox Technologies and Systems can be contacted at info@blackboxsystemsllc.com. The total expenditures as at December 31, 2021 is $182,997.

The Company also purchased a website and business currently selling CBD topicals and rubs under the name “Highly Relaxing”. Hero Technologies will retain the owner on a consulting basis to create and continue the manufacture of the topical rub for the Company and to continue operations. In exchange the seller will receive 100,000 common shares for these services and $2.00 per topical can of rub sold. This is currently recorded as a stock payable at fair value of $4,350 at a stock price of $0.0435 on the agreement date.

Veteran Hemp Co., bought by HENC through V Broker LLC as an asset acquisition on November 3, 2020, operates an international retail and wholesale online store selling cannabis and cannabidiol. The consideration given for the acquired assets is shown below:

	Shares	Fair Value

Initial shares. $0.0435	2,500,000	108,750
Earnout shares:
Belize contract	1,400,000	2,713
Online payment system	300,000	12,927
EBITDA	800,000	20,907

Total consideration		145,297

Assets Acquired:
Inventory		72,686
Equipment		6,030
Trademarks		37,700
Customer base		23,000
Goodwill		5,881
Total assets acquired		145,297

The Company impaired $60,700 in 2020 which consisted of the trademarks and customer base. It was determined that they would not be used because these items would fall under the Hero Technology brand going forward. The Company impaired $5,881 of goodwill associated to Veteran Hemp Co. in 2021 because it was determined that the emphasis is on current and future growth under Hero Technologies Inc.